Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,091,148.84
Total Fee Amount	703.09
Total Offset Amount	0.00
Net Fee	$ 703.09
Offering Table N/A
Offset Table N/A	N/A